Accrued Expenses and Other Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued Expenses and Other Payables [Abstract]
Subcontractors	$ 1,131	$ 75
Clinical activities	2,010	1,021
Professional services	349	479
Project in process	1,255
Other	173	257
Total	$ 4,918	$ 1,832